ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Summary of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Accounts payable	$ 1,084	$ 787
Operating accrued liabilities	765	733
Interest payable on borrowings	287	264
Income tax payable	69	28
LP Unitholders distributions, preferred limited partnership unit distributions, preferred dividends payable and exchange shares dividends	62	60
Current portion of lease liabilities	58	49
Current portion of contract liability	57	47
Other	167	136
Total accounts payable and accrued liabilities	$ 2,549	$ 2,104